Warrants (Details) - $ / shares	6 Months Ended
	Jun. 30, 2025	Sep. 03, 2025	Dec. 31, 2024	Feb. 11, 2022
Warrants [Line Items]
Expire term	5 years
Assumed warrants outstanding				2,000,000
Ordinary share at a price (in Dollars per share)		$ 1.41
Warrants exercised
Warrant [Member]
Warrants [Line Items]
Warrants issued	14,840,000
Public Warrants [Member]
Warrants [Line Items]
Warrants issued	13,800,000
Assumed warrants outstanding	12,524,392		12,526,392
Redemption of warrants (in Dollars per share)	$ 0.01
Prior written notice days	30 days
Sale of stock, price per share (in Dollars per share)	$ 18
Trading days	20 days
Consecutive trading days	30 days
Warrants exercised	11.5
Private Warrants [Member]
Warrants [Line Items]
Warrants issued	350,000
Exercise price (in Dollars per share)	$ 0.11		$ 0.03
Representative Warrants [Member]
Warrants [Line Items]
Warrants issued	690,000
Exercise price (in Dollars per share)	$ 0.06
Warrant Liabilities [Member]
Warrants [Line Items]
Ordinary share at a price (in Dollars per share)	$ 11.5
After the completion days	30 days
Warrant Liabilities [Member] | Private Warrants [Member]
Warrants [Line Items]
Expire term	2 years 4 months 24 days
Assumed warrants outstanding	350,000		350,000
Warrant Liabilities [Member] | Representative Warrants [Member]
Warrants [Line Items]
Expire term	2 years 4 months 24 days
Assumed warrants outstanding	690,000		690,000
Exercise price (in Dollars per share)	$ 12
Class B Ordinary Share [Member] | Warrant [Member]
Warrants [Line Items]
Ordinary share at a price (in Dollars per share)	11.5
Class B Ordinary Share [Member] | Warrant Liabilities [Member]
Warrants [Line Items]
Ordinary share at a price (in Dollars per share)	$ 12
Representative warrants	1